Financial information by segment	9 Months Ended
Sep. 30, 2024
Financial information by segment [Abstract]
Financial information by segment
Note 4. - Financial information by segment
Atlantica’s segment structure reflects how management currently makes financial decisions and allocates resources. Its operating and reportable segments are based on the following geographies where the assets are located: North America, South America and EMEA. In addition, based on the type of business, as of September 30, 2024, the Company had the following business sectors: Renewable energy, Efficient natural gas and heat, Transmission lines and Water.
Atlantica’s Chief Operating Decision Maker (CODM), which is the CEO, assesses the performance and assignment of resources according to the identified operating segments. The CODM considers the revenue as a measure of the business activity and the Adjusted EBITDA as a measure of the performance of each segment. Adjusted EBITDA is calculated as profit/(loss) for the period attributable to the parent company, after adding back loss/(profit) attributable to non-controlling interest, income tax expense, financial expense (net), depreciation, amortization and impairment charges of entities included in these Consolidated Condensed Interim Financial Statements and depreciation and amortization, financial expense and income tax expense of unconsolidated affiliates (pro rata of Atlantica’s equity ownership).

In order to assess performance of the business, the CODM receives reports of each reportable segment using revenue and Adjusted EBITDA. Net interest expense evolution is assessed on a consolidated basis. Financial expense and amortization are not taken into consideration by the CODM for the allocation of resources.

In the nine-month period ended September 30, 2024, Atlantica had four customers with revenues representing more than 10% of total revenue, three in the renewable energy and one in the efficient natural gas and heat business sector. In the nine-month period ended September 30, 2023, Atlantica had three customers with revenues representing more than 10% of total revenue, in the renewable energy business sector.

a)	The following tables show Revenue and Adjusted EBITDA by operating segment and business sector for the nine-month periods ended September 30, 2024 and 2023:

	Revenue		Adjusted EBITDA
	For the nine-month period ended September 30,		For the nine-month period ended September 30,
	($ in thousands)
Geography	2024	2023	2024	2023
North America	372,143	338,745	279,708	260,684
South America	140,779	140,269	108,406	112,049
EMEA	405,822	379,569	269,427	254,548
Total	918,744	858,583	657,541	627,281

	Revenue		Adjusted EBITDA
	For the nine-month period ended September 30,		For the nine-month period ended September 30,
	($ in thousands)
Business sectors	2024	2023	2024	2023
Renewable energy	675,657	640,117	476,872	460,442
Efficient natural gas & heat	107,344	84,974	79,515	66,526
Transmission lines	92,732	91,825	74,652	73,256
Water	43,011	41,667	26,502	27,057
Total	918,744	858,583	657,541	627,281

The reconciliation of segment Adjusted EBITDA with the profit attributable to the Company is as follows:

	For the nine-month period ended September 30, ($ in thousands)
	2024	2023
Profit attributable to the Company	32,676	46,050
Profit attributable to non-controlling interest	6,482	2,846
Income tax	28,919	11,587
Financial expense, net	254,710	237,924
Depreciation, amortization, and impairment charges	325,578	310,502
Depreciation and amortization, financial expense and income tax expense of unconsolidated affiliates (pro rata of Atlantica’s equity ownership)	9,176	18,372
Total segment Adjusted EBITDA	657,541	627,281

b)	The assets and liabilities by operating segment and business sector as of September 30, 2024, and December 31, 2023 are as follows:

Assets and liabilities by geography as of September 30, 2024:

	North America	South America	EMEA	Balance as of September 30, 2024
	($ in thousands)
Assets allocated
Contracted concessional, PP&E and other intangible assets	3,014,170	1,129,109	2,907,790	7,051,069
Investments carried under the equity method	162,142	5,154	44,756	212,052
Other current financial assets	122,562	32,941	46,490	201,993
Cash and cash equivalents (project companies)	177,961	98,883	138,092	414,936
Assets held for sale	2,000	39,242	-	41,242
Subtotal allocated	3,478,835	1,305,329	3,137,128	7,921,292
Unallocated assets
Other non-current assets				290,655
Other current assets (including cash and cash equivalents at holding company level)				378,487
Subtotal unallocated				669,142
Total assets				8,590,434

	North America	South America	EMEA	Balance as of September 30, 2024
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	1,602,854	743,538	1,901,951	4,248,343
Grants and other liabilities	908,210	34,333	186,698	1,129,241
Liabilities directly associated with the assets held for sale	-	53,723	-	53,723
Subtotal allocated	2,511,064	831,594	2,088,649	5,431,307
Unallocated liabilities
Long-term and short-term corporate debt				1,204,616
Other non-current liabilities				331,772
Other current liabilities				177,948
Subtotal unallocated				1,714,336
Total liabilities				7,145,643
Equity unallocated				1,444,791
Total liabilities and equity unallocated				3,159,127
Total liabilities and equity				8,590,434

Assets and liabilities by geography as of December 31, 2023:

	North America	South America	EMEA	Balance as of December 31, 2023
Assets allocated
Contracted concessional, PP&E and other intangible assets	3,063,019	1,184,599	2,956,649	7,204,267
Investments carried under the equity method	177,260	9,178	43,869	230,307
Other current financial assets	110,016	30,803	48,067	188,886
Cash and cash equivalents (project companies)	137,480	121,945	155,551	414,976
Assets held for sale	28,642	-	-	28,642
Subtotal allocated	3,516,417	1,346,525	3,204,136	8,067,078
Unallocated assets
Other non-current assets				297,577
Other current assets (including cash and cash equivalents at holding company level)				349,678
Subtotal unallocated				647,255
Total assets				8,714,333

	North America	South America	EMEA	Balance as of December 31, 2023
Liabilities allocated
Long-term and short-term project debt	1,629,278	808,481	1,881,501	4,319,260
Grants and other liabilities	945,888	36,307	251,613	1,233,808
Subtotal allocated	2,575,166	844,788	2,133,114	5,553,068
Unallocated liabilities
Long-term and short-term corporate debt				1,084,838
Other non-current liabilities				301,245
Other current liabilities				186,373
Subtotal unallocated				1,572,456
Total liabilities				7,125,524
Equity unallocated				1,588,809
Total liabilities and equity unallocated				3,161,265
Total liabilities and equity				8,714,333

Assets and liabilities by business sector as of September 30, 2024:

	Renewable energy	Efficient natural gas & heat	Transmission lines	Water	Balance as of September 30, 2024
	($ in thousands)
Assets allocated
Contracted concessional assets, PP&E and other intangible assets	5,681,520	430,289	768,013	171,247	7,051,069
Investments carried under the equity method	171,246	-	-	40,806	212,052
Other current financial assets	5,033	121,997	31,064	43,899	201,993
Cash and cash equivalents (project companies)	304,718	31,022	65,650	13,546	414,936
Assets held for sale	41,242	-	-	-	41,242
Subtotal allocated	6,203,759	583,308	864,727	269,498	7,921,292
Unallocated assets
Other non-current assets					290,655
Other current assets (including cash and cash equivalents at holding company level)					378,487
Subtotal unallocated					669,142
Total assets					8,590,434

	Renewable energy	Efficient natural gas & Heat	Transmission lines	Water	Balance as of September 30, 2024
Liabilities allocated
Long-term and short-term project debt	3,250,365	374,393	555,282	68,303	4,248,343
Grants and other liabilities	1,080,095	33,632	12,925	2,589	1,129,241
Liabilities directly associated with the assets held for sale	53,723	-	-	-	53,723
Subtotal allocated	4,384,183	408,025	568,207	70,892	5,431,307
Unallocated liabilities
Long-term and short-term corporate debt					1,204,616
Other non-current liabilities					331,772
Other current liabilities					177,948
Subtotal unallocated					1,714,336
Total liabilities					7,145,643
Equity unallocated					1,444,791
Total liabilities and equity unallocated					3,159,127
Total liabilities and equity					8,590,434

Assets and liabilities by business sector as of December 31, 2023:

	Renewable energy	Efficient natural gas & heat	Transmission lines	Water	Balance as of December 31, 2023
Assets allocated
Contracted concessional, PP&E and other intangible assets	5,798,818	460,766	777,360	167,323	7,204,267
Investments carried under the equity method	189,672	-	-	40,635	230,307
Other current financial assets	10,866	103,907	30,746	43,367	188,886
Cash and cash equivalents (project companies)	299,987	35,098	58,004	21,887	414,976
Assets held for sale	-	28,642	-	-	28,642
Subtotal allocated	6,299,343	628,413	866,110	273,212	8,067,078
Unallocated assets
Other non-current assets					297,577
Other current assets (including cash and cash equivalents at holding company level)					349,678
Subtotal unallocated					647,255
Total assets					8,714,333

	Renewable energy	Efficient natural gas & heat	Transmission lines	Water	Balance as of December 31, 2023
Liabilities allocated
Long-term and short-term project debt	3,280,618	401,460	560,906	76,276	4,319,260
Grants and other liabilities	1,185,487	32,916	12,884	2,521	1,233,808
Subtotal allocated	4,466,105	434,376	573,790	78,797	5,553,068
Unallocated liabilities
Long-term and short-term corporate debt					1,084,838
Other non-current liabilities					301,245
Other current liabilities					186,373
Subtotal unallocated					1,572,456
Total liabilities					7,125,524
Equity unallocated					1,588,809
Total liabilities and equity unallocated					3,161,265
Total liabilities and equity					8,714,333

c)	The amount of depreciation, amortization and impairment charges recognized for the nine-month periods ended September 30, 2024 and 2023 are as follows:

	For the nine-month period ended September 30,
Depreciation, amortization and impairment by geography	2024	2023
	($ in thousands)
North America	(100,022)	(103,001)
South America	(60,449)	(46,278)
EMEA	(165,107)	(161,223)
Total	(325,578)	(310,502)

	For the nine-month period ended September 30,
Depreciation, amortization and impairment by business sectors	2024	2023
	($ in thousands)
Renewable energy	(306,923)	(286,611)
Efficient natural gas & heat	3,759	(2,196)
Transmission lines	(23,107)	(22,033)
Water	693	338
Total	(325,578)	(310,502)